Furniture and Equipment - Schedule of Furniture and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 4,634	$ 3,415
Accumulated Depreciation	2,475	2,143
Net Book Value	2,159	1,272
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,211	585
Accumulated Depreciation	48	483
Net Book Value	1,163	102
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Cost	2,632	2,469
Accumulated Depreciation	2,130	1,433
Net Book Value	502	1,036
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	791	361
Accumulated Depreciation	297	227
Net Book Value	$ 494	$ 134